SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Summary of financial information by segment	SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into five operating business groups in addition to our corporate and asset management activities, which collectively represent seven operating segments for internal and external reporting purposes. We measure performance primarily using funds from operations (“FFO”) generated by each operating segment and the amount of capital invested by the Corporation in each segment using common equity by segment.
Our operating segments are as follows:
The Corporation:
i.Asset management operations include managing our long-term private funds, perpetual strategies and public securities on behalf of our investors and ourselves, as well as our share of the asset management activities of Oaktree Capital Management (“Oaktree”). We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest.
ii.Corporate activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
Managed investments:
iii.Real estate operations include the ownership, operation and development of core office, core retail, LP investments and other properties.
iv.Renewable power operations include the ownership, operation and development of hydroelectric, wind, solar and energy transition power generating facilities.
v.Infrastructure operations include the ownership, operation and development of utilities, transport, midstream, data and sustainable resource assets.
vi.Private equity operations include a broad range of industries, and are mostly focused on business services, infrastructure services and industrials.
vii.Residential development operations consist of homebuilding, condominium development and land development.
b)    Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
We use FFO to assess our performance as an asset manager and as an investor in our assets. FFO from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our listed affiliates, private funds and public securities accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. As an investor in our assets, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO may differ from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expense recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$91	$94	$2,226	$1,279	$2,853	$11,134	$609	$18,286
Inter-segment and other revenues[1]	1,134	(6)	8	—	3	128	—	1,267	i
Segmented revenues	1,225	88	2,234	1,279	2,856	11,262	609	19,553
FFO from equity accounted investments[1]	74	8	182	52	401	86	13	816	ii
Interest expense	—	(100)	(757)	(223)	(372)	(362)	(17)	(1,831)	iii
Current income taxes	—	(10)	—	(22)	(93)	(119)	(2)	(246)	iv
Funds from operations[1]	688	(61)	189	88	317	337	42	1,600	v
Common equity	4,908	(4,705)	20,108	4,580	2,323	3,703	2,452	33,369
Equity accounted investments	4,495	1,631	22,019	1,612	10,171	3,012	375	43,315
Additions to non-current assets[2]	—	797	6,462	300	514	410	67	8,550
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2021, $376 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT DEC. 31, 2020 AND FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$55	$101	$1,848	$1,035	$2,096	$7,247	$447	$12,829
Inter-segment and other revenues[1]	688	(13)	8	—	1	144	—	828	i
Segmented revenues	743	88	1,856	1,035	2,097	7,391	447	13,657
FFO from equity accounted investments[1]	67	(5)	186	6	284	80	4	622	ii
Interest expense	—	(96)	(755)	(220)	(261)	(379)	(4)	(1,715)	iii
Current income taxes	—	(17)	—	4	(57)	(23)	(8)	(101)	iv
Funds from operations[1]	355	(59)	89	566	84	137	(11)	1,161	v
Common equity	4,947	(6,986)	19,331	5,154	2,552	3,965	2,730	31,693
Equity accounted investments	4,530	830	21,024	1,444	10,530	2,623	346	41,327
Additions to non-current assets[2]	64	8	1,963	341	418	311	12	3,117
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2020, $290 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$168	$180	$4,320	$2,368	$5,616	$20,846	$1,198	$34,696
Inter-segment and other revenues[1]	2,539	(7)	16	—	4	283	—	2,835	i
Segmented revenues	2,707	173	4,336	2,368	5,620	21,129	1,198	37,531
FFO from equity accounted investments[1]	311	23	335	77	828	173	25	1,772	ii
Interest expense	—	(208)	(1,524)	(436)	(734)	(725)	(34)	(3,661)	iii
Current income taxes	—	(24)	(32)	(38)	(190)	(312)	(5)	(601)	iv
Funds from operations[1]	1,324	(94)	439	911	447	1,329	65	4,421	v
Additions to non-current assets[2]	—	860	9,652	3,248	1,342	2,461	77	17,640
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2021, $1.3 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$116	$208	$4,463	$2,065	$4,369	$17,339	$855	$29,415
Inter-segment and other revenues[1]	1,433	(17)	15	—	2	265	—	1,698	i
Segmented revenues	1,549	191	4,478	2,065	4,371	17,604	855	31,113
FFO from equity accounted investments[1]	119	(24)	417	15	619	196	6	1,348	ii
Interest expense	—	(184)	(1,597)	(448)	(552)	(774)	(12)	(3,567)	iii
Current income taxes	—	(39)	(15)	(16)	(116)	(98)	(13)	(297)	iv
Funds from operations[1]	735	(133)	308	632	221	302	(20)	2,045	v
Additions to non-current assets[2]	64	87	3,877	1,195	809	2,330	31	8,393
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2020, $597 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.
i.Inter-Segment Revenues
For the three months ended June 30, 2021, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $1.1 billion (2020 – $688 million), revenues earned on construction projects between consolidated entities totaling $127 million (2020 – $144 million), and other revenues totaling a net income of $6 million (2020 – loss of $4 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
For the six months ended June 30, 2021, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $2.5 billion (2020 – $1.4 billion), revenues earned on construction projects between consolidated entities totaling $279 million (2020 – $264 million), and other revenues totaling a net income of $17 million (2020 – $1 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
Consolidated equity accounted income (loss)	$488	$(631)	$1,156	$(843)
Non-FFO items from equity accounted investments[1]	328	1,253	616	2,191
FFO from equity accounted investments	$816	$622	$1,772	$1,348
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.
iii.Interest Expense
For the three months ended June 30, 2021, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $11 million (2020 – $nil) that is eliminated on consolidation, along with the associated revenue.
For the six months ended June 30, 2021, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $18 million (2020 – $nil) that is eliminated on consolidation, along with the associated revenue.
iv.Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current and deferred income taxes:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
Current income tax expense	$(246)	$(101)	$(601)	$(297)
Deferred income tax (expense)/recovery	(301)	96	(490)	(72)
Income tax expense	$(547)	$(5)	$(1,091)	$(369)
v.Reconciliation of Net Income (Loss) to Total FFO
The following table reconciles net income (loss) to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2021	2020	2021	2020
Net income (loss)		$2,429	$(1,493)	$6,205	$(1,650)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		328	1,253	616	2,191
Fair value changes		(377)	1,153	(2,471)	1,567
Depreciation and amortization		1,571	1,376	3,081	2,785
Deferred income taxes		301	(96)	490	72
Realized disposition gains in fair value changes or equity	vi	488	469	2,212	562
Non-controlling interests in FFO		(3,140)	(1,501)	(5,712)	(3,482)
Total FFO		$1,600	$1,161	$4,421	$2,045
vi.    Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of a consolidated entity.
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $488 million for the three months ended June 30, 2021 (2020 – $469 million), of which $491 million relates to prior periods (2020 – loss of $5 million), $nil has been recorded directly in equity as changes in ownership (2020 – $479 million) and a loss of $3 million has been recorded in fair value changes (2020 – $5 million).
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $2.2 billion for the six months ended June 30, 2021 (2020 – $562 million), of which $1.4 billion relates to prior periods (2020 – $38 million), $751 million has been recorded directly in equity as changes in ownership (2020 – $534 million) and a gain of $20 million has been recorded in fair value changes (2020 – loss of $10 million).
d)    Geographic Allocation
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
U.S.	$4,294	$4,111	$9,023	$8,650
Canada	1,793	1,330	3,289	2,813
U.K.	5,385	2,458	9,532	7,413
Brazil	934	767	1,699	1,626
Europe	2,162	1,273	3,902	2,869
Australia	1,547	1,316	2,922	2,611
India	615	183	1,202	425
Colombia	467	357	928	877
Other Asia	626	588	1,307	1,009
Other	463	446	892	1,122
	$18,286	$12,829	$34,696	$29,415
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	2021	2020
U.S.	$161,103	$159,684
Canada	39,847	36,403
U.K.	34,306	31,598
Brazil	22,014	20,675
Europe	21,650	22,267
Australia	21,433	22,000
India	20,550	21,438
Colombia	10,279	10,919
Other Asia	9,521	9,343
Other	8,514	9,369
	$349,217	$343,696

Summary of reconciliation of FFO from equity accounted investments	The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
Consolidated equity accounted income (loss)	$488	$(631)	$1,156	$(843)
Non-FFO items from equity accounted investments[1]	328	1,253	616	2,191
FFO from equity accounted investments	$816	$622	$1,772	$1,348
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
Current income tax expense	$(246)	$(101)	$(601)	$(297)
Deferred income tax (expense)/recovery	(301)	96	(490)	(72)
Income tax expense	$(547)	$(5)	$(1,091)	$(369)

Summary of reconciliation of FFO to net income
The following table reconciles net income (loss) to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2021	2020	2021	2020
Net income (loss)		$2,429	$(1,493)	$6,205	$(1,650)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		328	1,253	616	2,191
Fair value changes		(377)	1,153	(2,471)	1,567
Depreciation and amortization		1,571	1,376	3,081	2,785
Deferred income taxes		301	(96)	490	72
Realized disposition gains in fair value changes or equity	vi	488	469	2,212	562
Non-controlling interests in FFO		(3,140)	(1,501)	(5,712)	(3,482)
Total FFO		$1,600	$1,161	$4,421	$2,045

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2021	2020	2021	2020
U.S.	$4,294	$4,111	$9,023	$8,650
Canada	1,793	1,330	3,289	2,813
U.K.	5,385	2,458	9,532	7,413
Brazil	934	767	1,699	1,626
Europe	2,162	1,273	3,902	2,869
Australia	1,547	1,316	2,922	2,611
India	615	183	1,202	425
Colombia	467	357	928	877
Other Asia	626	588	1,307	1,009
Other	463	446	892	1,122
	$18,286	$12,829	$34,696	$29,415
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	2021	2020
U.S.	$161,103	$159,684
Canada	39,847	36,403
U.K.	34,306	31,598
Brazil	22,014	20,675
Europe	21,650	22,267
Australia	21,433	22,000
India	20,550	21,438
Colombia	10,279	10,919
Other Asia	9,521	9,343
Other	8,514	9,369
	$349,217	$343,696